Consolidated Balance Sheets - USD ($)	May. 31, 2015	May. 31, 2014
Current assets:
Cash	$ 1,050,060	$ 4,886,122
Prepaid expenses	253,833	488,821
Prepaid clinical service fees	733,916
Deferred offering costs	0	68,292
Total current assets	2,037,809	5,443,235
Furniture and equipment, net	24,213	16,797
Intangibles, net	2,617,239	2,967,239
Total Assets	4,679,261	8,427,271
Current liabilities:
Accounts payable	5,016,261	1,286,715
Accrued milestone payments	2,500,000
Accrued liabilities, salaries and interest payable	644,533	501,640
Accrued license fees	930,000
Convertible notes payable, net	1,634,458
Stock rescission liability	0	378,000
Total current liabilities	10,725,252	2,166,355
Long-term liabilities
Related party, derivative liability	2,008,907
Convertible notes payable, net		2,338,684
Total liabilities	15,371,777	4,505,039
Shareholders' (deficit) equity:
Series B convertible preferred stock, no par value; 400,000 shares authorized, 95,100 shares issued and outstanding at May 31, 2015 and May 31, 2014, respectively	247,556	266,251
Common stock, no par value; 200,000,000 and 100,000,000 shares authorized, 63,644,348 and 55,753,311 issued and outstanding at May 31, 2015 and May 31, 2014, respectively	35,819,240	30,367,779
Additional paid-in capital	24,762,990	20,100,434
Common and preferred stock subject to rescission		(378,000)
Accumulated (deficit)	(71,522,302)	(46,434,232)
Total shareholders' (deficit) equity	(10,692,516)	3,922,232
Total liabilities and shareholders' (deficit) equity	4,679,261	$ 8,427,271
Related Party
Long-term liabilities
Convertible notes payable, net	$ 2,637,618